Business Acquisitions (Details 3)	Jun. 30, 2012 USD ($)		Jun. 30, 2012 CNY		Jun. 30, 2011 USD ($)	Jun. 30, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2009 CNY	Dec. 31, 2008 CNY	Jun. 30, 2011 Initial Report [Member] CNY	Jun. 30, 2011 Measurement Period Adjustment [Member] CNY	Jun. 30, 2011 Adjusted [Member] CNY
ASSETS
Cash and cash equivalents	$ 25,955,000		164,890,000		$ 14,760,000	93,771,000		358,228,000		737,825,000	1,176,767,000	93,771,000		93,771,000
Restricted cash	62,759,000		398,706,000			456,250,000		136,000,000				456,250,000		456,250,000
Accounts receivable	152,816,000		970,839,000			1,122,810,000		284,000				1,122,810,000		1,122,810,000
Inventory Net	207,450,000		1,317,931,000			1,386,626,000		74,368,000				1,424,468,000	(37,842,000)	1,386,626,000
Prepaid Expense And Other Assets Current	44,217,000		280,911,000			132,585,000		19,046,000				132,585,000		132,585,000
Tax receivable	4,071,000		25,867,000			14,747,000		0				14,747,000		14,747,000
Deferred tax assets												0		0
Short - term derivative assets	2,326,000		14,777,000			28,674,000		0				28,674,000		28,674,000
Assets held for sale	4,375,000		27,794,000			2,705,909,000		0				2,710,238,000	(4,329,000)	2,705,909,000
Amounts due from related parties	2,201,000		13,980,000			98,032,000		1,300,000				98,032,000		98,032,000
Total current assets	506,170,000		3,215,695,000			6,039,404,000		589,226,000				6,081,575,000	(42,171,000)	6,039,404,000
Non-current assets:
Property, plant and equipment, net	70,407,000		447,296,000			485,294,000		6,245,000				510,653,000	(25,359,000)	485,294,000
Investment at fair value	0		0			0		403,490,000
Investment under equity method	9,964,000		63,304,000			61,300,000		47,894,000				61,300,000		61,300,000
Convertible redeemable notes	0		0			0		165,444,000
Intangible assets, net	58,528,000		371,825,000			398,465,000		353,026,000				398,465,000		398,465,000
Goodwill	140,565,000		893,009,000			893,009,000		10,135,000				838,928,000	54,081,000	893,009,000
Non-current prepayments	6,322,000	[1]	40,165,000	[1]		40,158,000	[1]	40,258,000	[1]			40,158,000		40,158,000
Deferred tax assets	11,703,000		74,350,000			44,795,000		2,032,000				44,795,000		44,795,000
Other assets, net	17,970,000		114,162,000			61,066,000		0				61,066,000		61,066,000
Total non-current assets	315,459,000		2,004,111,000			1,984,087,000		1,028,524,000				1,955,365,000	28,722,000	1,984,087,000
Total assets	821,629,000		5,219,806,000			8,023,491,000		1,617,750,000		2,006,153,000		8,036,940,000	(13,449,000)	8,023,491,000
LIABILITIES AND SHAREHOLDER'S EQUITY
Short-term bank borrowings, and current portion of long-term bank borrowings	93,288,000		592,661,000			485,885,000		59,604,000				485,885,000		485,885,000
Income tax payable	0		0			2,535,000		338,000				2,535,000		2,535,000
Accounts payable	133,009,000		845,005,000			735,673,000		177,000				765,554,000	(29,881,000)	735,673,000
Accrued expenses and other liabilities	54,163,000		344,094,000			493,914,000		51,030,000				493,914,000		493,914,000
Deferred tax liabilities	0		0			2,980,000		0				0	2,980,000	2,980,000
Short-term derivative liabilities	1,151,000		7,310,000			14,313,000		0				14,313,000		14,313,000
Amounts due to related parties	711,000		4,520,000			40,503,000		42,843,000				10,622,000	29,881,000	40,503,000
Liabilities classified as held for sale	0		0			2,236,559,000		0				2,233,054,000	3,505,000	2,236,559,000
Total current liabilities	282,322,000		1,793,590,000			4,012,362,000		153,992,000				4,005,877,000	6,485,000	4,012,362,000
Non-current liabilities:
Long-term portion	107,580,000		683,456,000			1,228,993,000		0				1,228,993,000		1,228,993,000
Other long-term liabilities	25,131,000		159,656,000			137,053,000		0				137,053,000		137,053,000
Total non-current liabilities	132,711,000		843,112,000			1,366,046,000		0				1,366,046,000		1,366,046,000
Total liabilities	415,033,000		2,636,702,000			5,378,408,000		153,992,000		293,667,000		5,371,923,000	6,485,000	5,378,408,000
Commitments and contingencies
Equity:
Ordinary shares (par value US$0.0000001 per share; 499,900,000,000 shares authorized; 110,766,600 shares issued and outstanding at December 31, 2010, June 30, 2011 and June 30, 2012.)	0		0			0		0				0		0
Additional paid-in capital	358,114,000		2,275,099,000			2,271,492,000		2,285,611,000				2,271,492,000		2,271,492,000
Statutory reserves	131,000		834,000			237,000		237,000				237,000		237,000
Accumulated other comprehensive loss	(15,532,000)		(98,678,000)			(123,425,000)		(95,147,000)				(121,746,000)	(1,679,000)	(123,425,000)
Accumulated deficit	(114,629,000)		(728,240,000)			(708,576,000)		(726,943,000)				(701,413,000)	(7,163,000)	(708,576,000)
Total Agria Corporation shareholders' equity	228,084,000		1,449,015,000			1,439,728,000		1,463,758,000				1,448,570,000	(8,842,000)	1,439,728,000
Noncontrolling interest	178,512,000		1,134,089,000			1,205,355,000		0				1,216,447,000	(11,092,000)	1,205,355,000
Total Equity	406,596,000		2,583,104,000			2,645,083,000		1,463,758,000		1,712,486,000	1,835,560,000	2,665,017,000	(19,934,000)	2,645,083,000
Total liabilities and shareholders equity	$ 821,629,000		5,219,806,000			8,023,491,000		1,617,750,000				8,036,940,000	(13,449,000)	8,023,491,000

[1]	As of December 31, 2010, June 30, 2011 and June 30, 2012, the Company prepaid RMB 40 million for leasing one parcel of land for an extended lease term from December 31, 2028 (expiration of its land use right) to December 31, 2038.